Loans and advances to banks and customers (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Loans and advances to banks and customers
	2017	2016
As at 31 December	£m	£m
Gross loans and advances to banks	35,663	43,251
Less: allowance for impairment	-	-
Loans and advances to banks	35,663	43,251

Gross loans and advances to customers	370,204	397,404
Less: allowance for impairment	(4,652)	(4,620)
Loans and advances to customers	365,552	392,784

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Loans and advances to banks and customers
i Loans and advances to banks and customers

	2017	2016
	£m	£m
Gross loans and advances to banks	36,209	43,634
Less: allowance for impairment	-	-
Loans and advances to banks	36,209	43,634

Gross loans and advances to customers	370,205	397,403
Less: allowance for impairment	(4,652)	(4,620)
Loans and advances to customers	365,553	392,783